Note 15 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
	January 31,	January 31,	January 31,
(thousands of shares)	2020	2019	2018
Balance, beginning of year	76,865	76,773	75,875
Shares issued:
Stock options and share units exercised	95	46	141
Issuance of common shares	6,900	–	–
Acquisitions (Note 3)	296	46	757
Balance, end of year	84,156	76,865	76,773